SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of restatement of financials from adoption of accounting principle change

As a result of the adoption, the September 30, 2014 Consolidated Condensed Balance Sheet is restated as follows:

		Effect of
	Previously	Accounting
	Reported	Principle Adoption	Adjusted
	(in thousands)

Consolidated Condensed Balance Sheet
Prepaid expenses and other	$81,277	$(365)	$80,912
Total current assets	1,277,366	(365)	1,277,001
Other assets	19,307	(498)	18,809
Total assets	6,721,861	(863)	6,720,998
Long-term debt due within one year less unamortized discount and debt issuance costs	40,000	(365)	39,635
Total current liabilities	507,526	(365)	507,161
Long-term debt less unamortized discount and debt issuance costs	40,000	(498)	39,502
Total noncurrent liabilities	1,323,358	(498)	1,322,860
Total liabilities and shareholders’ equity	6,721,861	(863)	6,720,998

	September 30, 2014
	Previously Reported	Effect of Accounting Principle Adoption	Adjusted
	(in thousands)
Consolidated Balance Sheet
Prepaid expenses and other	$81,277	$(365)	$80,912
Total current assets	1,277,366	(365)	1,277,001
Other assets	19,307	(498)	18,809
Total assets	6,721,861	(863)	6,720,998
Long-term debt due within one year less unamortized discount and debt issuance costs	40,000	(365)	39,635
Total current liabilities	507,526	(365)	507,161
Long-term debt less unamortized discount and debt issuance costs	40,000	(498)	39,502
Total noncurrent liabilities	1,323,358	(498)	1,322,860
Total liabilities and shareholders' equity	6,721,861	(863)	6,720,998

	September 30, 2013
	Previously Reported	Effect of Accounting Principle Adoption	Adjusted
	(in thousands)
Consolidated Balance Sheet
Prepaid expenses and other	$79,938	$(400)	$79,538
Total current assets	1,258,211	(400)	1,257,811
Other assets	14,359	(863)	13,496
Total assets	6,264,827	(1,263)	6,263,564
Long-term debt due within one year less unamortized discount and debt issuance costs	115,000	(400)	114,600
Total current liabilities	452,273	(400)	451,873
Long-term debt less unamortized discount and debt issuance costs	80,000	(863)	79,137
Total noncurrent liabilities	1,368,827	(863)	1,367,964
Total liabilities and shareholders' equity	6,264,827	(1,263)	6,263,564

Schedule of the location of restricted cash and cash equivalents in the balance sheet
	September 30,
	2014	2013
	(in thousands)
Prepaid expenses and other	$28,244	$23,691
Other assets	$2,000	$2,000

Schedule of rent revenues
	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Minimum rents	$9,400	$9,009	$8,757
Overage and percentage rents	$1,090	$1,384	$1,485

Schedule of future minimum rental income to be received on noncancelable operating leases

        At September 30, 2014, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2015	$8,404
2016	6,839
2017	5,618
2018	4,077
2019	3,000
Thereafter	6,352

Total	$34,290

Schedule of cost and accumulated depreciation for real estate properties
	September 30,
	2014	2013
	(in thousands)
Real estate properties	$64,812	$63,542
Accumulated depreciation	(42,754)	(41,847)

	$22,058	$21,695